Q3 ALL-SEASON ACTIVE ROTATION ETF
SCHEDULE OF INVESTMENTS
February 28, 2023 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.0%	Shares	Value
Fidelity MSCI Communication Services Index ETF	203,766	$ 7,003,437
Invesco CurrencyShares Euro Currency Trust ETF	28,367	2,769,754
Invesco S&P 500 High Beta ETF	97,320	6,882,470
iShares Broad USD High Yield Corporate Bond ETF	24,629	861,276
iShares JP Morgan USD Emerging Markets Bond ETF	9,471	807,308
KraneShares Global Carbon Strategy ETF	67,790	2,748,885
SPDR Bloomberg International Treasury Bond ETF	38,313	847,100
SPDR Gold MiniShares Trust ETF (a)	79,137	2,867,925
VanEck Oil Services ETF	26,214	8,149,933
Vanguard FTSE Europe ETF	122,728	7,326,862
Vanguard Mid-Cap Value ETF	55,783	7,796,790
Vanguard Small-Cap Value ETF	46,500	7,872,450
Total Exchange-Traded Funds - 98.0% (Cost $56,886,021)		$ 55,934,190

Other Assets in Excess of Liabilities - 2.0%		1,155,627

Net Assets - 100.0%		$ 57,089,817

(a) Non-income producing security.